INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (7,738,986)		¥ (5,309,010)
Intangible assets, net	20,296,727		20,472,447		$ 2,923,337
Amortization of intangible assets	3,202,787	$ 461,298	2,223,458	¥ 1,136,953
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	3,071,480		3,071,480
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 24,964,233		¥ 22,709,977